INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories	$ 60,319	$ 53,599
Inventories amount	$ 6,720
Inventories percentage	13.00%
Packaging [Member]
Inventories	$ 60,319	53,599
Inventories amount	$ 6,720
Inventories percentage	13.00%
Inventories [Member]
Inventories	$ 0	$ 0
Inventories amount	$ 0